GAMCO International Growth Fund Class AAA | GAMCO International Growth Fund, Inc
SUMMARY OF THE FUND
Investment Objective
The Fund seeks to provide investors with long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	GAMCO International Growth Fund, Inc Class AAA
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	GAMCO International Growth Fund, Inc Class AAA
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.85%
Total Annual Fund Operating Expenses	2.10%

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GAMCO International Growth Fund, Inc Class AAA	213	658	1,129	2,431

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal Investment Strategies

Under normal conditions the Fund invests at least 65% of its total assets in equity securities of foreign issuers located in at least three countries outside the United States that Gabelli Funds, LLC, the Fund’s investment adviser (the “Adviser”) believes are likely to have rapid growth in revenues and earnings and potential for above-average capital appreciation. Equity securities include common and preferred stocks, securities convertible into common stocks and securities such as rights and warrants that have common stock characteristics. The Fund seeks to invest in companies that have the potential to grow faster than other companies in their respective equity markets and are priced at attractive valuation levels.

The Fund intends to diversify its investments across different countries. The percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

The Adviser may sell a holding if its fundamentals deteriorate or change in a way, as determined by the Adviser, that the investment case for the holding is no longer appropriate for the Fund.

You May Want to Invest in the Fund if:

  you are a long-term investor
  you seek growth of capital
  you seek to diversify domestic investments with investments in foreign securities

Principal Risks

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell your shares of the Fund, they could be worth more or less than what you paid for them.

The principal risks presented by the Fund are:

  Fund and Management Risk. If the portfolio manager is incorrect in his assessment of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk. A fund that invests outside the United States carries additional risks that include:
  Currency Risk. Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.
  Information Risk. Key information about an issuer, security, or market may be inaccurate or unavailable.
  Political Risk. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, or nationalize a company or industry.
  Access Risk. The risk that some countries may restrict the Fund’s access to investments or offer terms that are less advantageous than those for local investors.
  Emerging Markets. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
  Convertible Securities and Credit Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
GAMCO INTERNATIONAL GROWTH FUND, INC. (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 21.2% (quarter ended June 30, 2009) and the lowest return for a quarter was (23.6)% (quarter ended September 30, 2008).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns GAMCO International Growth Fund, Inc	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class AAA	GAMCO International Growth Fund, Inc. Class AAA Shares	Return Before Taxes		(9.95%)	(1.39%)	5.52%
Return After Taxes on Distributions Class AAA	GAMCO International Growth Fund, Inc. Class AAA Shares	Return After Taxes on Distributions		(10.06%)	(1.68%)	5.36%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA	GAMCO International Growth Fund, Inc. Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		(6.14%)	(1.10%)	4.92%
MSCI EAFE Index		MSCI EAFE Index	(reflects no deduction for fees, expenses, or taxes)	(12.14%)	(4.72%)	4.67%
Lipper International Multi-Cap Growth Fund Average		Lipper International Multi-Cap Growth Fund Average	(reflects no deduction for taxes)	(14.65%)	(2.38%)	5.44%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” and “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).